                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
June 30, 2007 (Unaudited)

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK-55.7%
AGRICULTURAL PRODUCTS - 2.0%
Alico, Inc.                                                 5,309   $   323,796
Bunge, Ltd.                                                   478        40,391
Cresud S.A. ADR                                            11,314       242,006
                                                                    -----------
                                                                        606,193
                                                                    -----------
Aluminum -0.8%
Century Aluminum Company*                                   4,554       248,785
                                                                    -----------
COAL & CONSUMABLE FUELS - 0.9%
International Coal Group, Inc. *                           28,718       171,734
Uranium Resources, Inc. *                                   8,107        89,420
                                                                    -----------
                                                                        261,154
                                                                    -----------
COMMODITY CHEMICALS - 0.7%
Pioneer Companies, Inc. *                                   3,900       134,043
Sinopec Shanghai Petrochemical
Company, Ltd. ADR                                           1,373        91,167
                                                                    -----------
                                                                        225,210
                                                                    -----------
CONSTRUCTION & ENGINEERING - 5.4%
Chicago Bridge & Iron Company N.V.                         10,409       392,836
Fluor Corporation                                           2,455       273,413
Granite Construction, Inc.                                    478        30,678
KBR, Inc. *                                                   955        25,050
Quanta Services, Inc. * (1)                                25,742       789,507
URS Corporation *                                           2,387       115,889
                                                                    -----------
                                                                      1,627,373
                                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 2.3%
AGCO Corporation *                                          9,432       409,443
Bucyrus International, Inc.                                 2,602       184,169
Terex Corporation *                                         1,432       116,422
                                                                    -----------
                                                                        710,034
                                                                    -----------
DIVERSIFIED CHEMICALS - 2.1%
E.I. Du Pont de Nemours &
Company                                                     6,506       330,765
FMC Corporation                                             3,253       290,786
                                                                    -----------
                                                                        621,551
                                                                    -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.6%
Pike Electric Corporation *                                 1,432        32,048
Ritchie Bros Auctioneers, Inc.                              2,574       161,184
                                                                    -----------
                                                                        193,232
                                                                    -----------
DIVERSIFIED METALS & MINING -1.1%
Anglo American plc ADR                                      1,917        56,245
Cia Vale do Rio Doce ADR                                    4,270       190,228
Idaho General Mines, Inc. *                                 9,852        62,462
US Energy Corporation Wyoming *                             2,730        14,687
                                                                    -----------
                                                                        323,622
                                                                    -----------
ELECTRONIC EQUIPMENT
MANUFACTURERS - 2.3%
Amphenol Corporation                                        9,573       341,278

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS (CONTINUED)
0Y0 Geospace Corporation *                                  4,833   $   358,560
                                                                    -----------
                                                                        699,838
                                                                    -----------
ENVIRONMENTAL & FACILITIES
SERVICES - 2.2%
Allied Waste Industries, Inc. *                            13,752       185,102
Waste Management, Inc.                                     12,369       483,009
                                                                    -----------
                                                                        668,111
                                                                    -----------
EXCHANGE TRADED FUNDS - 0.6%
PowerShares DB Agriculture Fund*                            3,342        88,429
PowerShares DB Energy Fund *                                1,432        41,285
United States Natural Gas Fund, LP*                         1,413        62,073
                                                                    -----------
                                                                        191,787
                                                                    -----------
FERTILIZERS & AGRICULTURAL
CHEMICALS -1.8%
Sociedad Quimica y Minera de Chile S.A. ADR (1)             3,197       550,012
                                                                    -----------
INDUSTRIAL MACHINERY - 2.4%
Altra Holdings, Inc. *                                      3,801        65,681
Harsco Corporation                                          7,156       372,112
Hurco Companies, Inc. *                                       955        47,731
Nordson Corporation                                         1,952        97,912
Timken Company                                              3,903       140,938
                                                                    -----------
                                                                        724,374
                                                                    -----------
INTEGRATED OIL & GAS -1.9%
Sasol, Ltd. ADR                                             6,319       237,215
Suncor Energy, Inc.                                         3,900       350,688
                                                                    -----------
                                                                        587,903
                                                                    -----------
MARINE -1.2%
Kirby Corporation *                                         9,758       374,610
                                                                    -----------
OIL & GAS DRILLING -1.3%
Atwood Oceanics, Inc. *                                     5,641       387,085
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 5.2%
FMC Technologies, Inc. * (1)                                9,758       773,029
Halliburton Company                                         1,299        44,815
Superior Energy Services, Inc. *                            3,904       155,848
Superior Offshore International, Inc.*                      8,550       155,610
Tenaris S.A. ADR                                            5,205       254,837
Willbros Group, Inc. *                                      6,062       179,920
                                                                    -----------
                                                                      1,564,059
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -3.7%
Denbury Resources, Inc. *                                   6,178       231,675
EOG Resources, Inc.                                         6,539       477,739
Gulfport Energy Corporation *                                 478         9,551

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
June 30, 2007 (Unaudited) - continued

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (continued)
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Helix Energy Solutions Group, Inc.*                         5,855   $   233,673
Parallel Petroleum Corporation *                            4,927       107,901
Venoco, Inc. *                                              2,602        48,579
                                                                    -----------
                                                                      1,109,118
                                                                    -----------
OIL & GAS REFINING & MARKETING - 0.4%
Valero Energy Corporation                                   1,424       105,177
                                                                    -----------
PACKAGED FOODS & MEATS - 0.8%
Maui Land & Pineapple Company, Inc.*                        3,736       137,223
Tyson Foods, Inc.                                           4,670       107,597
                                                                    -----------
                                                                        244,820
                                                                    -----------
PAPER PACKAGING - 0.8%
Smurfit-Stone Container
Corporation *                                              18,939       252,078
                                                                    -----------
PAPER PRODUCTS -1.0%
Abitibi-Consolidated, Inc.                                  6,686        19,657
Domtar Corporation *                                        5,730        63,947
MeadWestvaco Corporation                                    6,180       218,277
                                                                    -----------
                                                                        301,881
                                                                    -----------
PRECIOUS METALS & MINERALS - 0.8%
North American Palladium, Ltd. *                           13,662       129,789
Silver Standard Resources, Inc. *                           1,995        68,568
Silver Wheaton Corporation*                                 4,063        47,497
                                                                    -----------
                                                                        245,854
                                                                    -----------
RAILROADS -0.3%
Guangshen Railway Company,
Ltd. ADR                                                    1,951        78,918
                                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -0.8%
Brookfield Asset Management, Inc.                               1            20
Consolidated-Tomoka Land Company                            1,800       124,722
Tejon Ranch Company *                                       2,514       111,119
                                                                    -----------
                                                                        235,861
                                                                    -----------
SEMICONDUCTOR EQUIPMENT -0.3%
MEMC Electronic Materials, Inc. *                           1,634        99,870
                                                                    -----------
SEMICONDUCTORS -0.9%
ON Semiconductor Corporation *                             25,791       276,479
                                                                    -----------
SPECIALIZED REIT'S - 2.3%
Plum Creek Timber Company, Inc.                            10,581       440,804
Potlatch Corporation                                        1,432        61,648
Rayonier, Inc.                                              4,375       197,488
                                                                    -----------
                                                                        699,940
                                                                    -----------
STEEL -6.6%
Cleveland-Cliffs, Inc.                                      5,855       454,758

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (continued)
STEEL (CONTINUED)
METAL MANAGEMENT, INC.                                      5,855   $   258,030
Olympic Steel, Inc. (1)                                    19,497       558,784
Quanex Corporation                                          4,089       199,134
Reliance Steel & Aluminum Company                           1,952       109,820
Worthington Industries, Inc.                               19,860       429,969
                                                                    -----------
                                                                      2,010,495
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Houston Wire & Cable Company *                              1,301        36,961
UAP Holding Corporation                                     5,139       154,890
                                                                    -----------
                                                                        191,851
                                                                    -----------
TRUCKING -1.5%
J.B. Hunt Transport Services, Inc.                         15,468       453,522
                                                                    -----------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
Mobile Telesystems OJSC ADR *                                 651        39,431
                                                                    -----------
TOTAL COMMON STOCK (Cost $16,896,231)                               $16,910,228
                                                                    -----------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 40.5%
Federal Farm Credit Discount Note
   5.03% - 2007 (1)                                    $  600,000       599,915
   5.04% - 2007 (1)                                       525,000       521,728
   5.12% - 2007(1)                                        350,000       349,950
   5.15% - 2007(1)                                        300,000       299,533
Federal Home Loan Mortgage Corporation
   5.07% - 2007 (1)                                       500,000       493,567
   5.08% - 2007 (1)                                       300,000       299,235
   5.08% - 2007 (1)                                       500,000       495,466
   5.115% - 2007(1)                                     1,225,000     1,220,140
   5.125% - 2007(1)                                       725,000       724,281
Federal National Mortgage Association
   5.07% - 2007 (1)                                       950,000       942,194
   5.08% - 2007 (1)                                       583,000       577,053
   5.09% - 2007 (1)                                       500,000       498,371
   5.09% - 2007 (1)                                       700,000       696,331
   5.09% - 2007 (1)                                       200,000       198,753
   5.09% - 2007 (1)                                       250,000       246,713
   5.109% - 2007 (2)                                    1,425,000     1,418,944
   5.105% - 2007 (2)                                    1,075,000     1,067,233
   5.115% - 2007(1)                                       950,000       947,846

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
June 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(CONTINUED)
Federal National Mortgage Association (continued)
5.125%-2007(1)                                         $  725,000   $   724,076
                                                       ----------   -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES (Cost $12,319,744)                                    $12,321,329
                                                                    -----------
Total Investments (Security Equity Fund -Alpha
Opportunity Series) (Cost $29,215,975) - 96.2%                      $29,231,557
Other Assets in Excess of Liabilities - 3.8%                          1,147,660
                                                                    -----------
TOTAL NET ASSETS -100.0%                                            $30,379,217
                                                                    ===========

                        Schedule of Securities Sold Short
                                  June 30, 2007

                  Security Equity Fund-Alpha Opportunity Series

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK - (1.3)%
DIVERSIFIED BANKS - (0.2)%
Banco Bilbao Vizcaya Argentaria                            (2,005)  $   (48,882)
                                                                    -----------
MULTI-LINE INSURANCE-(0.1)%
AXA S.A. ADR                                                 (893)      (38,435)
                                                                    -----------
OFFICE REIT'S - (0.5)%
Kilroy Realty Corporation                                  (1,965)     (139,201)
                                                                    -----------
OTHER DIVERSIFIED FINANCIAL
SERVICES - (0.2)%
JPMorgan Chase & Company                                   (1,176)      (56,977)
                                                                    -----------
REGIONAL BANKS - (0.1)%
BB&T Corporation                                           (1,042)      (42,388)
                                                                    -----------
RESTAURANTS - 0.0%
Steak N Shake Company *                                      (873)      (14,570)
                                                                    -----------
SEMICONDUCTORS - (0.2)%
Broadcom Corporation *                                     (2,084)      (60,957)
                                                                    -----------
TOTAL COMMON STOCK (Proceeds $407,514)                              $  (401,410)
                                                                    -----------
TOTAL SECURITIES SOLD SHORT (SECURITY EQUITY FUND -
   ALPHA OPPORTUNITY SERIES) (PROCEEDS $407,514)                    $  (401,410)
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $29,381,377.

*    - Non-income producing security

1    - Security is segregated as collateral for open futures contracts.

2    - Security is segregated as collateral for short positions.

Glossary:

ADR - American Depositary Receipt
plc - Public Limited Company

See notes to financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - EQUITY SERIES
June 30, 2007 (Unaudited)

                                                           SHARES      VALUE
                                                          -------   -----------
COMMON STOCK-94.5%
AEROSPACE & DEFENSE - 4.4%
General Dynamics Corporation                              173,800    $13,594,636
L-3 Communications Holdings, Inc.                          42,000      4,090,380
                                                                    ------------
                                                                      17,685,016
                                                                    ------------
AIR FREIGHT & LOGISTICS - 3.0%
FedEx Corporation                                         107,700     11,951,469
                                                                    ------------
BROADCASTING & CABLE TV - 1.3%
CBS Corporation (CI.B)                                    158,100      5,267,892
                                                                    ------------
BUILDING PRODUCTS - 0.3%
USG Corporation *                                          27,500      1,348,600
                                                                    ------------
COAL & CONSUMABLE FUELS - 1.5%
Evergreen Energy, Inc. *                                  979,800      5,908,194
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.1%
ADC Telecommunications, Inc. *                            447,757      8,207,386
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.4%
Shaw Group, Inc. *                                         35,300      1,634,037
                                                                    ------------
CONSUMER FINANCE - 9.6%
American Express Company                                  193,850     11,859,743
Capital One Financial Corporation                         143,500     11,256,140
First Marblehead Corporation                              390,750     15,098,580
                                                                    ------------
                                                                      38,214,463
                                                                    ------------
DATA PROCESSING & OUTSOURCED
Services - 4.1%
First Data Corporation                                    208,100      6,798,627
Western Union Company                                     456,400      9,506,812
                                                                    ------------
                                                                      16,305,439
                                                                    ------------
DRUG RETAIL - 2.4%
CVS Caremark Corporation                                  264,200      9,630,090
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.7%
Hospira, Inc. *                                           175,700      6,859,328
                                                                    ------------
HEALTH CARE SERVICES - 1.9%
Medco Health Solutions, Inc. *                             97,250      7,584,528
                                                                    ------------
HOME IMPROVEMENT RETAIL - 4.2%
Home Depot, Inc.                                          421,700     16,593,895
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 1.9%
Carnival Corporation                                      158,800      7,744,676
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 6.5%
Costco Wholesale Corporation                              226,300     13,243,076
Wal-Mart Stores, Inc.                                     267,000     12,845,370
                                                                    ------------
                                                                      26,088,446
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 8.1%
General Electric Company                                  491,400     18,810,792
Tyco International, Ltd.                                  394,300     13,323,397
                                                                    ------------
                                                                      32,134,189
                                                                    ------------

                                                           SHARES       VALUE
                                                          -------    -----------
COMMON STOCK (CONTINUED)
INDUSTRIAL GASES - 1.4%
Praxair, Inc.                                              79,500    $ 5,723,205
                                                                    ------------
INTEGRATED OIL & GAS - 7.0%
Chevron Corporation                                       128,500     10,824,840
ConocoPhillips                                              8,500        667,250
Exxon Mobil Corporation                                   194,700     16,331,436
                                                                    ------------
                                                                      27,823,526
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.6%
Unisys Corporation *                                      277,000      2,531,780
                                                                    ------------
MANAGED HEALTH CARE - 3.0%
UnitedHealth Group, Inc.                                   78,500      4,014,490
WellPoint, Inc. *                                         100,700      8,038,881
                                                                    ------------
                                                                      12,053,371
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                         528,000     11,109,120
                                                                    ------------
MULTI-LINE INSURANCE - 5.0%
American International Group, Inc.                        282,500     19,783,475
                                                                    ------------
OIL & GAS DRILLING -1.0%
Transocean, Inc. *                                         36,200      3,836,476
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                                         61,000      5,131,930
BJ Services Company                                        53,900      1,532,916
Halliburton Company                                        95,600      3,298,200
                                                                    ------------
                                                                       9,963,046
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
Services - 5.0%
Citigroup, Inc.                                           244,600     12,545,534
JPMorgan Chase & Company                                  150,600      7,296,570
                                                                    ------------
                                                                      19,842,104
                                                                    ------------
PHARMACEUTICALS - 2.9%
Johnson & Johnson                                         189,000     11,646,180
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.7%
Berkshire Hathaway, Inc. *                                    136     14,888,600
                                                                    ------------
SYSTEMS SOFTWARE - 3.7%
Microsoft Corporation                                     505,300     14,891,191
                                                                    ------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.5%
Sprint Nextel Corporation                                 480,600      9,953,226
                                                                    ------------
TOTAL COMMON STOCK (Cost $291,464,848)                              $377,202,948
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 0.6%
FINANCIAL COMPANIES - CAPTIVE - 0.4%
Edison Asset Securitization LLC
   5.24%, 7/12/2007                                     1,587,000      1,584,459
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - EQUITY SERIES
June 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 0.2%
Fairway Finance Corporation
   5.29%, 7/5/2007                                      1,000,000   $    999,412
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $2,583,871)                                                   $  2,583,871
                                                                    ------------
COMMERCIAL PAPER - 5.3%
BANKING - 1.8%
Credit Suisse First Boston USA
   5.27%, 7/9/2007                                      3,700,000      3,695,667
UBS Finance (Deleware) LLC
   5.24%, 7/11/2007                                     1,600,000      1,597,671
   5.28%, 7/17/2007                                     1,800,000      1,795,776
                                                                    ------------
                                                                       7,089,114
                                                                    ------------
BROKERAGE - 0.4%
ING (US) Funding LLC
   5.28%, 7/3/2007                                      1,500,000      1,499,560
                                                                    ------------
ELECTRIC - 1.1%
Florida Power & Light Company
   5.30%, 7/13/2007                                     1,000,000        998,233
   5.30%, 7/23/2007                                     1,500,000      1,495,142
Southern Company
   5.29%, 7/25/2007                                     2,000,000      1,992,947
                                                                    ------------
                                                                       4,486,322
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.0%
International Lease Finance Company
   5.28%, 7/5/2007                                      2,000,000      1,998,818
   5.32%, 7/6/2007                                      2,000,000      1,998,522
                                                                    ------------
                                                                       3,997,340
                                                                    ------------
NON U.S. BANKING - 0.3%
Danske Corporation
   5.25%, 7/10/2007                                     1,200,000      1,198,425
                                                                    ------------
PHARMACEUTICALS - 0.7%
Abbott Laboratories
   5.25%, 7/2/2007                                      1,700,000      1,699,752
   5.24%, 7/16/2007                                     1,000,000        997,812
                                                                    ------------
                                                                       2,697,564
                                                                    ------------
TOTAL COMMERCIAL PAPER
(Cost $20,968,325)                                                  $ 20,968,325
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.86%,
   dated 6/29/07, matures
   7/02/07; repurchase amount
   $439,178 (Collateralized by
   FHLB, 5.10%, 9/19/08 with a
   value of $450,210)                                  $  439,000   $    439,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
(Cost $439,000)                                                     $    439,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND
- EQUITY SERIES)                                                    $401,194,144
   (COST $315,456,044) - 100.5%
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.5)%                                                       (1,898,992)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $399,295,152
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $315,456,044.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
June 30, 2007 (Unaudited)

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCK -98.4%
BRAZIL -1.8%
Companhia de Bebidas das
   Americas ADR                                           21,957   $   1,536,990
Empresa Brasileira de
   Aeronautica S.A. ADR                                   39,768       1,917,215
                                                                   -------------
                                                                       3,454,205
                                                                   -------------
CANADA -1.8%
Husky Energy, Inc.                                        29,280       2,410,680
Manulife Financial Corporation                            27,146       1,015,299
                                                                   -------------
                                                                       3,425,979
                                                                   -------------
CAYMAN ISLANDS - 2.5%
3SBio, Inc. ADR*                                           8,100          78,084
ACE, Ltd.                                                 18,740       1,171,625
Transocean, Inc. *                                        24,500       2,596,510
XL Capital, Ltd.                                          12,400       1,045,196
                                                                   -------------
                                                                       4,891,415
                                                                   -------------
DENMARK - 0.4%
Novo-Nordisk A/S(CI.B)                                     6,900         750,549
                                                                   -------------
FINLAND -0.6%
Fortum Oyj                                                39,100       1,221,942
                                                                   -------------
FRANCE - 5.4%
BNP Paribas                                                4,420         525,095
LVMH Moet Hennessy Louis
   Vuitton S.A.                                           22,789       2,622,566
NicOx S.A. *                                              10,244         249,280
Sanofi-Aventis                                            22,355       1,806,245
Societe Generale                                           9,674       1,792,626
Technip S.A.                                              28,860       2,385,675
Total S.A.                                                13,800       1,119,031
                                                                   -------------
                                                                      10,500,518
                                                                   -------------
GERMANY - 5.8%
Allianz AG                                                11,298       2,650,135
Bayerische Motoren Werke
   (BMW) AG*                                              30,297       1,964,438
SAP AG                                                    43,596       2,241,604
Siemens AG                                                29,716       4,276,826
                                                                   -------------
                                                                      11,133,003
                                                                   -------------
HONG KONG - 0.4%
Hutchison Whampoa, Ltd.                                   70,082         695,690
                                                                   -------------
INDIA - 2.9%
Dish TV India, Ltd. *                                    116,610         307,024
Hindustan Unilever, Ltd.                                 194,400         906,249
ICICI Bank, Ltd. ADR                                      11,250         552,937
Infosys Technologies, Ltd.                                43,247       2,055,796
Wire and Wireless India, Ltd. *                           93,600         146,742
Zee Entertainment Enterprises,
   Ltd                                                   202,800       1,488,072
Zee News, Ltd. *                                          84,633          95,910
                                                                   -------------
                                                                       5,552,730
                                                                   -------------

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCK (CONTINUED)
ITALY - 0.8%
Bulgari SpA                                               62,400   $   1,000,934
Tod's SpA                                                  5,600         499,793
                                                                   -------------
                                                                       1,500,727
                                                                   -------------
JAPAN -10.8%
Canon, Inc.                                               12,800         750,509
Chugai Pharmaceutical Company,
   Ltd                                                    31,600         567,719
Credit Saison Company, Ltd.                               32,700         850,962
Fanuc, Ltd.                                                5,200         536,622
Hoya Corporation                                          40,900       1,356,560
KDDI Corporation                                             261       1,933,184
Keyence Corporation                                        4,000         873,704
Kyocera Corporation                                        9,700       1,030,330
Murata Manufacturing Company,
   Ltd.                                                   24,700       1,858,138
Nidec Corporation                                          6,900         404,750
Nintendo Company, Ltd.                                     3,400       1,240,266
Resona Holdings, Inc.                                        254         606,661
Secom Company, Ltd.                                       20,000         943,384
Sega Sammy Holdings, Inc.                                 24,800         401,243
Seven & I Holdings Company, Ltd.                          20,778         593,851
Shionogi & Company, Ltd.                                  59,000         961,553
Sony Corporation                                          49,300       2,530,246
Square Enix Company, Ltd.                                 26,700         674,270
Sumitomo Mitsui Financial Group,
   Inc.                                                      145       1,351,529
Toyota Motor Corporation                                  22,100       1,393,541
                                                                   -------------
                                                                      20,859,022
                                                                   -------------
JERSEY -0.2%
Experian Group, Ltd.                                      29,675         373,099
                                                                   -------------
MEXICO - 2.2%
Fomento Economico Mexicano,
   SAB. de C.V. *                                        357,000       1,399,411
Grupo Modelo, S.A. de C.V. (CI.C)                        160,700         875,358
Grupo Televisa S.A. ADR                                   74,456       2,055,730
                                                                   -------------
                                                                       4,330,499
                                                                   -------------
NETHERLANDS - 2.2%
European Aeronautic Defence
   and Space Company N.V.                                 59,490       1,930,934
Koninklijke (Royal) Philips
   Electronics N.V.                                       54,500       2,309,857
                                                                   -------------
                                                                       4,240,791
                                                                   -------------
NORWAY - 0.5%
Tandberg ASA                                              47,400       1,057,487
                                                                   -------------
PANAMA -1.2%
Carnival Corporation                                      47,600       2,321,452
                                                                   -------------
REPUBLIC OF KOREA - 2.3%
Hyundai Heavy Industries
   Company, Ltd.                                           4,413       1,645,296

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
June 30, 2007 (Unaudited) - continued

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCK (CONTINUED)
REPUBLIC OF KOREA (CONTINUED)
Samsung Electronics Company,
   Ltd.*                                                   1,819   $   1,112,773
SK Telecom Company, Ltd. ADR                              65,160       1,782,126
                                                                   -------------
                                                                       4,540,195
                                                                   -------------
SINGAPORE - 0.2%
Singapore Press Holdings, Ltd.                           148,848         451,306
                                                                   -------------
SPAIN -1.0%
Industria de Diseno Textil S.A.                           31,779       1,870,737
                                                                   -------------
SWEDEN -6.9%
Assa Abloy AB                                             45,300         996,832
Hennes & Mauritz AB (CI.B)                                63,400       3,748,591
Investor AB (CI.B) (1)                                    45,155       1,165,594
Telefonaktiebolaget LM Ericsson
   (CI.B)                                              1,859,400       7,416,948
                                                                   -------------
                                                                      13,327,965
                                                                   -------------
SWITZERLAND -3.3%
Credit Suisse Group                                       37,330       2,650,097
Novartis AG                                               16,284         914,193
Roche Holding AG                                          12,858       2,278,265
Syngenta AG                                                2,327         453,650
                                                                   -------------
                                                                       6,296,205
                                                                   -------------
TAIWAN -2.0%
Benq Corporation *                                       528,000         200,072
MediaTek, Inc.                                           123,700       1,926,114
Taiwan Semiconductor
   Manufacturing Company, Ltd.
   ADR                                                   152,796       1,700,620
                                                                   -------------
                                                                       3,826,806
                                                                   -------------
UNITED KINGDOM -12.0%
BP plc ADR                                                21,167       1,526,987
Burberry Group plc                                        62,891         860,720
Cadbury Schweppes plc                                    144,724       1,963,979
Diageo plc                                                51,976       1,080,165
HSBC Holdings plc                                        100,778       1,842,818
Pearson plc                                               53,050         893,515
Prudential plc                                           118,809       1,690,925
Reckitt Benckiser plc                                     46,054       2,519,976
Royal Bank of Scotland Group plc                         230,472       2,918,168
Smith & Nephew plc                                        81,732       1,012,517
Tesco plc                                                189,179       1,582,581
Vodafone Group plc                                     1,262,983       4,228,902
WPP Group plc                                             66,130         988,272
                                                                   -------------
                                                                      23,109,525
                                                                   -------------
UNITED STATES -31.2%
3M Company                                                22,300       1,935,417
Acadia Pharmaceuticals, Inc. *                            14,600         199,582
Adobe Systems, Inc. *                                     48,600       1,951,290
Advanced Micro Devices, Inc. *                           114,600       1,638,780
Affymetrix, Inc. *                                        16,000         398,240

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Aflac, Inc.                                                9,500   $     488,300
Altera Corporation                                        56,100       1,241,493
American International Group, Inc.                        14,000         980,420
Automatic Data Processing, Inc.                           43,000       2,084,210
Berkshire Hathaway, Inc. (CI.B) *                            300       1,081,500
Boeing Company                                            13,800       1,327,008
Boston Scientific Corporation *                           83,479       1,280,568
Chevron Corporation                                       16,766       1,412,368
Cisco Systems, Inc. *                                     29,800         829,930
Citadel Broadcasting Corporation                           3,978          25,659
Coach, Inc. *                                             14,300         677,677
Colgate-Palmolive Company                                 21,800       1,413,730
Corning, Inc. *                                           84,100       2,148,755
Cree, Inc. *                                              39,500       1,021,075
eBay, Inc. *                                              88,100       2,835,058
Emerson Electric Company                                  41,300       1,932,840
Genentech, Inc. *                                          9,000         680,940
Getty Images, Inc. *                                      11,600         554,596
Gilead Sciences, Inc. *                                   39,600       1,535,292
InterMune, Inc. *                                         13,100         339,814
International Game Technology                             27,800       1,103,660
Intuit, Inc. *                                            59,400       1,786,752
Johnson & Johnson                                          7,100         437,502
Juniper Networks, Inc. *                                 104,400       2,627,748
Linear Technology Corporation                             23,700         857,466
Lockheed Martin Corporation                               11,400       1,073,082
Maxim Integrated Products, Inc.                           46,300       1,546,883
McDonald's Corporation                                    26,100       1,324,836
Medtronic, Inc.                                           13,000         674,180
Microsoft Corporation                                    102,200       3,011,834
Morgan Stanley                                            24,600       2,063,448
Nektar Therapeutics *                                     13,108         124,395
Northern Trust Corporation                                28,800       1,850,112
Northrop Grumman Corporation                              12,600         981,162
Praxair, Inc.                                              7,300         525,527
Raytheon Company                                          20,800       1,120,912
Regeneron Pharmaceuticals, Inc.*                           7,900         141,568
Scientific Games Corporation *                             5,900         206,205
Seattle Genetics, Inc. *                                   8,200          80,442
Shuffle Master, Inc. *                                    12,000         199,200
Sirius Satellite Radio, Inc. *                           452,900       1,367,758
Theravance, Inc. *                                        13,400         428,800
Tiffany & Company                                         37,300       1,979,138
Wal-Mart Stores, Inc.                                     35,900       1,727,149
Walt Disney Company                                       51,800       1,768,452
Xilinx, Inc.                                              37,500       1,003,875
Yahoo!, Inc. *                                            12,600         341,838
                                                                   -------------
                                                                      60,368,466
                                                                   -------------
TOTAL COMMON STOCK (Cost $133,758,137)                             $ 190,100,313
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
June 30, 2007 (Unaudited) - continued

                                                        SHARES         VALUE
                                                      ----------   -------------
PREFERRED STOCK - 0.8%
GERMANY - 0.8%
Porsche AG                                                   874   $   1,558,993
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $441,521)                              $   1,558,993
                                                                   -------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      ----------   -------------
REPURCHASE AGREEMENT - 0.7%
State Street, 2.75%, dated
   6/29/07, matures 7/02/07;
   repurchase amount
   $1,343,945 (Collateralized by
   FHLB, 10/19/07 with a value of
   $1,370,830)                                        $1,343,637   $   1,343,637
                                                                   -------------
TOTAL REPURCHASE AGREEMENT (Cost $1343,637)                        $   1,343,637
                                                                   -------------
Total Investments (Security Equity Fund - Global
   Series)                                                         $ 193,002,943
   (Cost $135,543,295) - 99.9%
Other Assets in Excess of Liabilities - 0.1%                             244,021
                                                                   -------------
TOTAL NET ASSETS -100.0%                                           $ 193,246,964
                                                                   =============

INVESTMENT CONCENTRATION

At June 30, 2007, the investment diversification of the fund was as follows:

                                                         % OF
INDUSTRY                                              NET ASSETS       VALUE
--------                                              ----------   -------------
Communications Equipment                                     7.2%  $  14,080,868
Semiconductors                                               6.2      12,049,079
Diversified Banks                                            4.7       8,983,175
Aerospace & Defense                                          4.3       8,350,313
Wireless Telecommunication Services                          4.1       7,944,212
Pharmaceuticals                                              4.0       7,716,026
Industrial Conglomerates                                     3.6       6,907,933
Integrated Oil & Gas                                         3.4       6,469,066
Application Software                                         3.1       5,979,646
Apparel Retail                                               3.0       5,619,328
Electronic Equipment Manufacturers                           2.9       5,523,482
Broadcasting & Cable TV                                      2.8       5,486,894
Apparel, Accessories & Luxury Goods                          2.6       5,161,897
Automobile Manufacturers                                     2.5       4,916,972
Consumer Electronics                                         2.5       4,840,103
Household Products                                           2.5       4,839,956
Biotechnology                                                1.9       3,733,802
Multi-Line Insurance                                         1.9       3,630,555
Property & Casualty Insurance                                1.8       3,298,321
Life & Health Insurance                                      1.6       3,194,524
Internet Softwares Services                                  1.7       3,176,896
Systems Software                                             1.6       3,011,834
Health Care Equipment                                        1.5       2,967,265
Diversified Capital Markets                                  1.4       2,650,097
Oil & Gas Drilling                                           1.3       2,596,510
Brewers                                                      1.3       2,412,348
Oil & Gas Equipment & Services                               1.2       2,385,675
Hotels, Resorts & Cruise Lines                               1.2       2,321,452
Food Retail                                                  1.1       2,176,432
Data Processing & Outsourced Services                        1.1       2,084,210
Other Diversified Financial Services                         1.1       2,063,448
IT Consulting & Other Services                               1.1       2,055,796
Specialty Stores                                             1.0       1,979,138
Packaged Foods & Meats                                       1.0       1,963,979
Electrical Components & Equipment                            1.0       1,932,840
Home Entertainment Software                                  0.9       1,914,536
Publishing                                                   1.0       1,899,416
Asset Management & Custody Banks                             0.9       1,850,112
Movies & Entertainment                                       0.9       1,768,452
Hypermarkets & Super Centers                                 0.9       1,727,149
Construction & Farm Machinery & Heavy Trucks                 0.8       1,645,296
Casinos & Gaming                                             0.8       1,509,065
Soft Drinks                                                  0.7       1,399,411
Repurchase Agreements                                        0.7       1,343,637
Restaurants                                                  0.7       1,324,836
Diversified Commercial & Professional Services               0.7       1,316,483
Electric Utilities                                           0.6       1,221,942
Multi-Sector Holdings                                        0.6       1,165,594
Distillers & Vintners                                        0.6       1,080,165
Building Products                                            0.5         996,832
Advertising                                                  0.5         988,272
Consumer Finance                                             0.5         850,962
Office Electronics                                           0.4         750,509
Regional Banks                                               0.3         606,661
Industrial Machinery                                         0.3         536,622
Industrial Gases                                             0.3         525,527
Life Sciences Tools & Services                               0.3         522,635
Footwear                                                     0.3         499,793
Fertilizers & Agricultural Chemicals                         0.2         453,650
Leisure Products                                             0.2         401,242
Computer Storage & Peripherals                               0.1         200,072
                                                            ----   -------------
TOTAL INVESTMENTS                                           99.9     193,002,943
OTHER ASSETS AND LIABILITIES, NET                            0.1         244,021
                                                            ----   -------------
NET ASSETS                                                   100%  $ 193,246,964
                                                            ----   -------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $136,976,816.

*    - Non-income producing security

1    - Security is a PFIC (Passive Foreign Investment Company)

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
June 30, 2007 (Unaudited) - continued

Glossary:

ADR  - American Depositary Receipt

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
June 30, 2007 (Unaudited)

                                                       SHARES         VALUE
                                                     ----------   --------------
COMMON STOCK-93.1%
AEROSPACE & DEFENSE -1.6%
Orbital Sciences Corporation *                          762,000   $   16,009,620
                                                                  --------------
AGRICULTURAL PRODUCTS - 0.5%
Corn Products International, Inc.                       124,000        5,635,800
                                                                  --------------
APPAREL RETAIL -1.4%
Stein Mart, Inc.                                        400,000        4,904,000
Talbots, Inc.                                           359,300        8,993,279
                                                                  --------------
                                                                      13,897,279
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
Oxford Industries, Inc.                                 215,000        9,533,100
                                                                  --------------
APPLICATION SOFTWARE - 2.0%
EPIQ Systems, Inc. *                                  1,020,950       16,498,552
PLATO Learning, Inc. * (1)                              895,000        4,117,000
                                                                  --------------
                                                                      20,615,552
                                                                  --------------
AUTO PARTS & EQUIPMENT - 0.4%
HydroGen Corporation * (1)(2)                           840,300        3,781,350
                                                                  --------------
BUILDING PRODUCTS -0.5%
Trex Company, Inc. *                                    250,000        4,907,500
                                                                  --------------
COAL & CONSUMABLE FUELS - 7.5%
Arch Coal, Inc.                                         620,000       21,576,000
Consol Energy, Inc.                                     298,700       13,773,057
Evergreen Energy, Inc. *                              3,106,000       18,729,180
USEC, Inc. * (3)                                      1,039,500       22,848,210
                                                                  --------------
                                                                      76,926,447
                                                                  --------------
COMMUNICATIONS EQUIPMENT - 2.6%
EFJ, Inc. *                                             856,500        4,616,535
MasTec, Inc. *                                        1,100,000       17,402,000
MRV Communications, Inc. *                            1,500,000        4,875,000
                                                                  --------------
                                                                      26,893,535
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
STEC, Inc. *                                            305,300        1,963,079
                                                                  --------------
CONSTRUCTION & ENGINEERING - 8.5%
Insituform Technologies, Inc. *                         423,600        9,238,716
Quanta Services, Inc. * (3)                           1,225,000       37,570,750
Shaw Group, Inc. * (3)                                  867,600       40,161,204
                                                                  --------------
                                                                      86,970,670
                                                                  --------------
CONSUMER FINANCE - 0.8%
First Marblehead Corporation                            213,150        8,236,116
                                                                  --------------
DATA PROCESSING & OUTSOURCED
SERVICES - 5.5%
Affiliated Computer Services, Inc.*                     465,300       26,391,816
Computer Sciences Corporation *                         516,300       30,539,145
                                                                  --------------
                                                                      56,930,961
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 3.8%
FTI Consulting, Inc. *                                  466,000       17,721,980

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCK (continued)
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES (CONTINUED)
Navigant Consulting, Inc. *                             500,000   $    9,280,000
PHH Corporation *                                       380,000       11,859,800
                                                                  --------------
                                                                      38,861,780
                                                                  --------------
DRUG RETAIL -1.3%
Longs Drugstores Corporation                            255,000       13,392,600
                                                                  --------------
ELECTRIC UTILITIES - 5.7%
Allete, Inc. (3)                                         70,500        3,317,025
Empire District Electric Company                         96,600        2,160,942
Great Plains Energy, Inc.                             1,415,650       41,223,728
Northeast Utilities                                     250,500        7,104,180
Westar Energy, Inc.                                     200,000        4,856,000
                                                                  --------------
                                                                      58,661,875
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT -1.0%
Lime Energy Company*                                     94,600          179,740
Power-One, Inc. *                                     2,648,800       10,542,224
                                                                  --------------
                                                                      10,721,964
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES -1.8%
Maxwell Technologies, Inc. *                            739,400       10,514,268
Merix Corporation * (2)                               1,065,900        8,409,951
                                                                  --------------
                                                                      18,924,219
                                                                  --------------
EXCHANGE TRADED FUNDS - 3.2%
iShares Russell 2000 Value Index Fund                   202,000       16,636,720
iShares S&P MidCap 400                                  185,000       16,022,850
                                                                  --------------
                                                                      32,659,570
                                                                  --------------
HEALTH CARE EQUIPMENT - 0.2%
HealthTronics, Inc. *                                   510,000        2,218,500
                                                                  --------------
HEALTH CARE FACILITIES - 2.3%
Community Health Systems, Inc. *                        185,000        7,483,250
Triad Hospitals, Inc. *                                 310,000       16,665,600
                                                                  --------------
                                                                      24,148,850
                                                                  --------------
HIGHWAYS & RAILTRACKS - 0.9%
Quixote Corporation (1)(2)                              479,100        8,959,170
                                                                  --------------
HOME FURNISHINGS - 0.6%
Leggett & Piatt, Inc.                                   268,700        5,924,835
                                                                  --------------
INDUSTRIAL CONGLOMERATES - 4.9%
McDermott International, Inc. *                         603,800       50,187,856
                                                                  --------------
INTEGRATED OIL & GAS -1.6%
Murphy Oil Corporation                                  279,000       16,583,760
                                                                  --------------
LIFE & HEALTH INSURANCE - 0.5%
KMG America Corporation *                               905,400        4,753,350
                                                                  --------------
MORTGAGE REIT'S - 2.1%
HomeBanc Corporation                                    650,000          825,500
Luminent Mortgage Capital, Inc.                         750,000        7,567,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
June 30, 2007 (Unaudited) - continued

                                                       SHARES         VALUE
                                                     ----------   --------------
COMMON STOCK (continued)
MORTGAGE REIT'S (CONTINUED)
MFA Mortgage Investments, Inc.                        1,200,000   $    8,736,000
Opteum, Inc. (2)                                      1,474,400        4,010,368
                                                                  --------------
                                                                      21,139,368
                                                                  --------------
MULTI - LINE INSURANCE -1.3%
American Financial Group, Inc.                          382,500       13,062,375
                                                                  --------------
MULTI-UTILITIES - 0.5%
TECO Energy, Inc.                                       300,000        5,154,000
                                                                  --------------
OIL & GAS DRILLING - 2.6%
Helmerich & Payne, Inc.                                 743,500       26,334,770
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES -1.4%
Key Energy Services, Inc. *                             780,000       14,453,400
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION -1.7%
Gulfport Energy Corporation*                            260,000        5,194,800
Newfield Exploration Company *                          260,000       11,843,000
                                                                  --------------
                                                                      17,037,800
                                                                  --------------
OIL & GAS REFINING & MARKETING - 0.3%
Nova Biosource Fuels, Inc. * (1)                      1,354,900        3,454,995
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION -1.9%
Williams Companies, Inc. (3)                            617,000       19,509,540
                                                                  --------------
PACKAGED FOODS & MEATS - 3.7%
Hormel Foods Corporation                                502,300       18,760,905
JM Smucker Company                                      305,000       19,416,300
                                                                  --------------
                                                                      38,177,205
                                                                  --------------
PAPER PACKAGING - 2.9%
Bemis Company, Inc.                                     440,000       14,599,200
Sonoco Products Company                                 345,600       14,795,136
                                                                  --------------
                                                                      29,394,336
                                                                  --------------
PERSONAL PRODUCTS - 2.1%
Alberto-Culver Company                                  180,000        4,269,600
Playtex Products, Inc. * (3)                          1,150,000       17,031,500
                                                                  --------------
                                                                      21,301,100
                                                                  --------------
PROPERTY & CASUALTY INSURANCE - 4.4%
Alleghany Corporation*                                   28,196       11,461,617
Employers Holdings, Inc.                                250,000        5,310,000
Hanover Insurance Group, Inc.                           212,000       10,343,480
North Pointe Holdings
   Corporation * (1)(2)                                 525,000        5,391,750
United America Indemnity, Ltd. *                        154,500        3,842,415
W.R. Berkley Corporation                                282,500        9,192,550
                                                                  --------------
                                                                      45,541,812
                                                                  --------------
REGIONAL BANKS - 3.9%
Commerce Bancshares, Inc.                               332,200       15,048,660
Whitney Holding Corporation                             398,800       12,003,880
Wilmington Trust Corporation                            310,000       12,868,100
                                                                  --------------
                                                                      39,920,640
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCK (continued)
SEMICONDUCTOR EQUIPMENT - 0.6%
Ultratech, Inc. *                                       476,200   $    6,347,746
                                                                  --------------
SEMICONDUCTORS -1.2%
Applied Micro Circuits Corporation *                    850,000        2,125,000
IXYS Corporation *                                    1,175,400        9,814,590
                                                                  --------------
                                                                      11,939,590
                                                                  --------------
SPECIALIZED CONSUMER SERVICES -1.1%
Regis Corporation                                       309,200       11,826,900
                                                                  --------------
SPECIALTY CHEMICALS -0.9%
Minerals Technologies, Inc.                             134,100        8,977,995
                                                                  --------------
SPECIALTY STORES -0.2%
Sally Beauty Holdings, Inc. *                           180,000        1,620,000
                                                                  --------------
THRIFTS & MORTGAGE FINANCE - 0.1%
Clayton Holdings, Inc. *                                 97,700        1,112,803
                                                                  --------------
TOTAL COMMON STOCK (Cost $724,310,114)                            $  954,605,713
                                                                  --------------
PREFERRED STOCK - 0.2%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                           4,600          777,400
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation
   PIPE * (1)(2)(4)(5)                                1,745,000        1,221,500
                                                                  --------------
METAL & GLASS CONTAINERS - 0.0%
Owens-Illinois, Inc.                                     11,000          464,750
                                                                  --------------
TOTAL PREFERRED STOCK (Cost $2,281,297)                           $    2,463,650
                                                                  --------------
WARRANTS - 0.1%
WARRANTS -0.1%
Lime Energy Company
   $1.00, 3/19/2009                                      29,517           34,842
Nova Biosource Fuels, Inc.
   $2.40, 7/5/2011 (1)                                  677,450        1,009,879
ThermoEnergy Corporation
   $0.75, 7/14/2008 (1)(2)(4)                         1,745,000          350,919
                                                                  --------------
                                                                       1,395,640
                                                                  --------------
TOTAL WARRANTS (Cost $1,561,837)                                  $    1,395,640
                                                                  --------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ----------   --------------
CONVERTIBLE BOND - 0.4%
NATURAL GAS - 0.4%
Hanover Compressor Company
   4.75%, 2008                                       $4,000,000        3,920,000
                                                                  --------------
TOTAL CONVERTIBLE BOND (Cost $3,966,782)                           $   3,920,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
June 30, 2007 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ----------   --------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 0.3%
Federal Home Loan Bank
   5.11%-2007                                        $3,000,000   $    2,993,613
                                                                  --------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES                                                     $    2,993,613
   (Cost $2,993,613)
ASSET BACKED COMMERCIAL PAPER- 2.8%
FINANCIAL COMPANIES - DIVERSIFIED - 0.5%
Amsterdam Funding Corporation
   5.26%, 7/12/2007                                   3,500,000        3,494,375
   5.27%, 7/17/2007                                   1,800,000        1,795,796
                                                                  --------------
                                                                       5,290,171
                                                                  --------------
FINANCIAL COMPANIES - MISCELLANEOUS
 RECEIVABLES -1.5%
Fairway Finance Corporation
   5.29%, 7/3/2007                                    3,000,000        2,999,118
   5.28%, 7/13/2007                                   3,400,000        3,394,016
Falcon Asset Securitization Corporation
   5.26%, 7/18/2007                                   2,833,000        2,825,963
Jupiter Securitization Corporation
   5.265%, 7/10/2007                                  3,400,000        3,395,521
   5.255%, 7/20/2007                                  2,400,000        2,393,344
                                                                  --------------
                                                                      15,007,962
                                                                  --------------
FINANCIAL COMPANIES - TRADE & TERM
RECEIVABLES - 0.4%
Eureka Securitization
   5.27%, 7/17/2007                                   1,700,000        1,696,018
   5.26%, 7/18/2007                                   2,900,000        2,892,810
                                                                  --------------
                                                                       4,588,828
                                                                  --------------
FINANCIAL COMPANIES-TRADE RECEIVABLES - 0.4%
Sheffield Receivables Corporation
   5.27%, 7/2/2007                                    4,000,000        3,999,414
                                                                  --------------
TOTAL ASSET BACKED COMMERCIAL PAPER                               $   28,886,375
   (Cost $28,886,375)
                                                                  --------------
COMMERCIAL PAPER - 3.4%
AUTOMOTIVE -0.4%
American Honda Finance
   5.22%, 7/11/2007                                   4,000,000        3,994,200
BANKING -1.2%
Bank of America
   5.28%, 7/20/2007                                   2,000,000        1,994,427
Credit Suisse First Boston USA
   3.849%, 7/17/2007                                  4,000,000        3,993,158
UBS Finance (Delaware) LLC
   5.255%, 7/25/2007                                  1,700,000        1,694,044
UBS Finance (Deleware) LLC
   5.28%, 7/19/2007                                   4,449,000        4,437,255
                                                                  --------------
                                                                      12,118,884
                                                                  --------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ----------   --------------
COMMERCIAL PAPER (CONTINUED)
BROKERAGE - 0.6%
ING (US) Funding LLC
   5.25%, 7/30/2007                                   2,500,000   $    2,489,427
Merrill Lynch & Company, Inc.
   5.24%, 7/6/2007                                    3,500,000        3,497,453
                                                                  --------------
                                                                       5,986,880
                                                                  --------------
ELECTRIC - 0.8%
Florida Power & Light Company
   5.30%, 7/23/2007                                   2,800,000        2,790,931
Southern Company
   5.26%, 7/9/2007                                    3,622,000        3,617,766
   5.29%, 7/25/2007                                   1,800,000        1,793,652
                                                                  --------------
                                                                       8,202,349
                                                                  --------------
PHARMACEUTICALS - 0.4%
Abbott Laboratories
   5.24%, 7/5/2007                                    4,000,000        3,997,671
                                                                  --------------
TOTAL COMMERCIAL PAPER (Cost $34,299,984)                         $   34,299,984
                                                                  --------------
REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 4.86%,
   dated 6/29/07, matures
   7/02/07; repurchase amount
   $406,164 (Collateralized by
   FHLB, 5.10%, 9/19/08 with
   value of $414,800)                                $  406,000   $      406,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENT (Cost $406,000)                        $      406,000
                                                                  --------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND -MID CAP
   VALUE SERIES)                                                  $1,028,970,975
   (Cost $798,706,002) -100.3%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                        (2,960,645)
                                                                  --------------
TOTAL NET ASSETS -100.0%                                          $1,026,010,330
                                                                  ==============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $798,706,002.

*    - Non-income producing security

1    - Security is deemed illiquid. See Note 5 in notes to financial statements.

2 - Investment in an affiliated issuer. See Note 6 in notes to financial statements.

3    - Security is segregated as collateral for open written option contracts.

4 - Security is restricted from resale. See Note 4 in notes to financial statements.

5 - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                  SECURITY EQUITY FUND - SELECT 25 SERIES
June 30, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK -98.4%
AEROSPACE & DEFENSE - 3.3%
L-3 Communications Holdings, Inc.                          18,813   $ 1,832,198
                                                                    -----------
AIR FREIGHT & LOGISTICS - 5.0%
FedEx Corporation                                          24,943     2,767,925
                                                                    -----------
BROADCASTING & CABLE TV - 1.5%
CBS Corporation (CI.B)                                     25,626       853,858
                                                                    -----------
COAL & CONSUMABLE FUELS - 1.9%
Evergreen Energy, Inc. *                                  172,100     1,037,763
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 6.8%
ADC Telecommunications, Inc. *                            110,374     2,023,155
Cisco Systems, Inc. *                                      61,000     1,698,850
                                                                    -----------
                                                                      3,722,005
                                                                    -----------
CONSTRUCTION & ENGINEERING - 1.4%
Shaw Group, Inc. *                                         17,154       794,059
                                                                    -----------
CONSUMER FINANCE - 11.1%
American Express Company                                   22,500     1,376,550
Capital One Financial Corporation                          27,800     2,180,632
First Marblehead Corporation                               65,413     2,527,558
                                                                    -----------
                                                                      6,084,740
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES - 5.5%
First Data Corporation                                     40,346     1,318,104
Western Union Company                                      80,800     1,683,064
                                                                    -----------
                                                                      3,001,168
                                                                    -----------
ELECTRIC UTILITIES - 0.0%
Progress Energy, Inc. - Contingent
   Value Obligation *                                         400           132
                                                                    -----------
EXCHANGE TRADED FUNDS - 7.3%
iShares Russell 1000 Growth
   Index Fund                                              33,886     2,006,390
iShares S&P 500 Growth Index Fund                          29,500     2,026,355
                                                                    -----------
                                                                      4,032,745
                                                                    -----------
HOME IMPROVEMENT RETAIL - 5.6%
Home Depot, Inc.                                           78,272     3,080,003
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES - 2.7%
Carnival Corporation                                       30,333     1,479,340
                                                                    -----------
HYPERMARKETS & SUPER CENTERS - 4.4%
Wal-Mart Stores, Inc.                                      49,796     2,395,686
                                                                    -----------
INDUSTRIAL GASES - 1.2%
Praxair, Inc.                                               9,101       655,181
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES - 5.4%
Covance, Inc. *                                            43,592     2,988,667
                                                                    -----------
MOVIES & ENTERTAINMENT - 1.1%
Viacom, Inc. (CI.B) *                                      13,953       580,863
                                                                    -----------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (continued)
MULTI-LINE INSURANCE - 6.4%
American International Group, Inc.                         50,634   $ 3,545,899
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 4.9%
Baker Hughes, Inc.                                          8,500       715,105
BJ Services Company                                        70,477     2,004,366
                                                                    -----------
                                                                      2,719,471
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.9%
Williams Companies, Inc.                                   67,459     2,133,054
                                                                    -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
Citigroup, Inc.                                            35,323     1,811,717
                                                                    -----------
PHARMACEUTICALS - 4.8%
Johnson & Johnson                                          42,617     2,626,060
                                                                    -----------
SOFT DRINKS - 2.1%
PepsiCo, Inc.                                              17,495     1,134,551
                                                                    -----------
SYSTEMS SOFTWARE - 2.3%
Microsoft Corporation                                      42,100     1,240,687
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 6.5%
W.W. Grainger, Inc.                                        38,653     3,596,662
                                                                    -----------
TOTAL COMMON STOCK (Cost $47,287,574)                               $54,114,434
                                                                    -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   -----------
COMMERCIAL PAPER - 1.8%
FINANCIAL COMPANIES - CAPTIVE - 1.8%
International Lease Finance Company
   5.32%, 7/3/2007                                      1,000,000       999,704
                                                                    -----------
TOTAL COMMERCIAL PAPER (Cost $999,704)                              $   999,704
                                                                    -----------
Total Investments (Security Equity Fund - Select 25                 $55,114,138
   Series)
   (Cost $48,287,278) - 100.2%
Liabilities in Excess of Other Assets - (0.2)%                         (108,860)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $55,005,278
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $48,386,730.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES
June 30, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 97.9%
AEROSPACE & DEFENSE - 5.5%
BE Aerospace, Inc. *                                       18,360   $   758,268
Ceradyne, Inc. *                                            6,730       497,751
Heico Corporation                                          24,620     1,036,009
Ladish Company, Inc. *                                     17,210       740,030
                                                                    -----------
                                                                      3,032,058
                                                                    -----------
AIRLINES -1.5%
Allegiant Travel Company*                                  26,480       813,995
                                                                    -----------
APPAREL RETAIL -1.5%
Jos A. Bank Clothiers, Inc. *                               8,676       359,794
Tween Brands, Inc. *                                       11,030       491,938
                                                                    -----------
                                                                        851,732
                                                                    -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.0%
Volcom, Inc. *                                             10,650       533,885
                                                                    -----------
APPLICATION SOFTWARE - 4.4%
Advent Software, Inc. *                                    27,500       895,125
Concur Technologies, Inc. *                                35,180       803,863
Nuance Communications, Inc. *                              33,150       554,599
PROS Holdings, Inc. *                                      14,000       183,400
                                                                    -----------
                                                                      2,436,987
                                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
FBR Capital Markets Corporation *                          10,840       183,196
Penson Worldwide, Inc. *                                   22,050       540,886
                                                                        724,082
                                                                    -----------
AUTO PARTS & EQUIPMENT - 0.6%
Amerigon, Inc. *                                           16,900       304,031
                                                                    -----------
BROADCASTING & CABLE TV - 0.8%
DG FastChannel, Inc. *                                     22,300       454,474
                                                                    -----------
CASINOS & GAMING - 3.4%
Century Casinos, Inc. *                                    77,540       697,085
Scientific Games Corporation *                             34,080     1,191,096
                                                                    -----------
                                                                      1,888,181
                                                                    -----------
CONSTRUCTION & ENGINEERING - 1.0%
Granite Construction, Inc.                                  8,350       535,903
                                                                    -----------
DISTRIBUTORS - 0.8%
LKQ Corporation *                                          18,710       461,389
                                                                    -----------
EDUCATION SERVICES - 1.4%
DeVry, Inc.                                                22,470       764,429
                                                                    -----------
ENVIRONMENTAL & FACILITIES
SERVICES - 2.5%
Rollins, Inc.                                              30,180       687,199
Team, Inc. *                                               14,830       666,905
                                                                    -----------
                                                                      1,354,104
                                                                    -----------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (continued)
EXCHANGE TRADED FUNDS - 1.9%
iShares Russell 2000 Growth
Index Fund                                                 12,210   $ 1,047,374
                                                                    -----------
FOOTWEAR - 1.9%
CROCS, Inc. *                                               6,740       290,022
Iconix Brand Group, Inc. *                                 34,380       763,924
                                                                    -----------
                                                                      1,053,946
                                                                    -----------
HEALTH CARE EQUIPMENT - 10.6%
American Medical Systems
   Holdings, Inc. *                                        35,720       644,389
Integra LifeSciences Holdings
   Corporation *                                           10,770       532,253
Kyphon, Inc. *                                              9,670       465,611
LeMaitre Vascular, Inc. *                                  92,090       552,540
Micrus Endovascular
Corporation *                                              38,880       956,448
NuVasive, Inc. *                                           26,390       712,794
Resmed, Inc. *                                             15,760       650,258
Spectranetics Corporation *                                81,220       935,654
Volcano Corporation *                                      19,010       384,192
                                                                    -----------
                                                                      5,834,139
                                                                    -----------
HEALTH CARE FACILITIES - 1.1%
NovaMed, Inc. *                                           101,380       613,349
                                                                    -----------
HEALTH CARE SERVICES - 2.8%
Healthways, Inc. *                                         12,530       593,546
HMS Holdings Corporation *                                 18,650       356,961
Pediatrix Medical Group, Inc. *                            10,420       574,663
                                                                    -----------
                                                                      1,525,170
                                                                    -----------
HEALTH CARE SUPPLIES - 1.1%
PolyMedica Corporation                                     15,462       631,623
                                                                    -----------
HEALTH CARE TECHNOLOGY - 2.6%
Phase Forward, Inc. *                                      15,240       256,489
Systems Xcellence, Inc. *                                  18,420       529,944
Trizetto Group *                                           32,270       624,747
                                                                    -----------
                                                                      1,411,180
                                                                    -----------
HOME ENTERTAINMENT SOFTWARE - 2.7%
The9, Ltd. ADR *                                           17,470       808,162
THQ, Inc. *                                                22,490       686,395
                                                                    -----------
                                                                      1,494,557
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES - 0.9%
Home Inns & Hotels
Management, Inc. ADR *                                     15,550       500,865
                                                                    -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.6%
Barrett Business Services, Inc.                            33,130       855,748
                                                                    -----------
INDUSTRIAL MACHINERY - 2.1%
Dynamic Materials Corporation                              10,090       378,375
Flow International Corporation *                           61,310       772,506
                                                                    -----------
                                                                      1,150,881
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES
June 30, 2007 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (continued)
INTEGRATED TELECOMMUNICATION SERVICES - 1.7%
Cbeyond, Inc. *                                            24,920   $   959,669
                                                                    -----------
INTERNET RETAIL - 1.9%
NutriSystem, Inc. *                                        14,790     1,032,934
                                                                    -----------
INTERNET SOFTWARE & SERVICES - 14.0%
Cybersource Corporation*                                   81,070       977,704
DealerTrack Holdings, Inc. *                               15,880       585,019
Digital River, Inc. *                                       9,860       446,165
Equinix, Inc. *                                             8,615       788,014
j2 Global Communications, Inc. *                           32,930     1,149,257
LoopNet, Inc. *                                            14,140       329,886
Marchex, Inc. (CI.B)                                       38,840       633,869
NaviSite, Inc. *                                          103,670       787,892
Online Resources Corporation *                             54,830       602,034
Perficient, Inc. *                                         35,290       730,503
RADVision, Ltd. *                                          31,770       668,123
                                                                    -----------
                                                                      7,698,466
                                                                    -----------
INVESTMENT BANKING & BROKERAGE - 2.2%
Investment Technology Group,
   Inc.*                                                   17,970       778,640
optionsXpress Holdings, Inc.                               17,560       450,590
                                                                    -----------
                                                                      1,229,230
                                                                    -----------
LEISURE FACILITIES - 1.3%
Life Time Fitness, Inc. *                                  13,640       726,057
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 5.3%
Core Laboratories N.V. *                                    8,070       820,638
Dril-Quip, Inc. *                                          11,310       508,384
Oil States International, Inc. *                           20,250       837,135
Superior Energy Services, Inc. *                           19,230       767,662
                                                                    -----------
                                                                      2,933,819
                                                                    -----------
PACKAGED FOODS & MEATS - 0.8%
SunOpta, Inc. *                                            39,840       444,216
                                                                    -----------
PERSONAL PRODUCTS - 0.4%
American Oriental Bioengineering, Inc.*                    26,290       233,981
                                                                    -----------
PHARMACEUTICALS - 2.6%
KV Pharmaceutical Company *                                32,300       879,852
Medicis Pharmaceutical
Corporation                                                17,200       525,288
                                                                    -----------
                                                                      1,405,140
                                                                    -----------
PROPERTY & CASUALTY INSURANCE - 2.7%
Amtrust Financial Services, Inc.                           26,530       498,499
Security Capital Assurance, Ltd.                           32,590     1,006,053
                                                                    -----------
                                                                      1,504,552
                                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
FirstService Corporation *                                 15,020        541,020
                                                                    -----------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (continued)
SEMICONDUCTOR EQUIPMENT - 2.3%
Formfactor, Inc. *                                          9,480   $   363,084
Tessera Technologies, Inc. *                               10,220       414,421
Varian Semiconductor Equipment
Associates, Inc. *                                         11,865       475,312
                                                                    -----------
                                                                      1,252,817
                                                                    -----------
SEMICONDUCTORS - 0.9%
Atheros Communications, Inc. *                             16,180       498,991
                                                                    -----------
SPECIALIZED CONSUMER SERVICES - 1.3%
Steiner Leisure, Ltd. *                                    14,330       703,890
                                                                    -----------
SPECIALIZED FINANCE - 1.5%
Portfolio Recovery Associates, Inc.                        14,020       841,480
                                                                    -----------
STEEL - 0.9%
AM Castle & Company                                        14,490       520,336
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Houston Wire & Cable Company *                             22,760       646,612
                                                                    -----------
TRUCKING - 0.9%
Old Dominion Freight Line, Inc. *                          16,990       512,248
                                                                    -----------
TOTAL COMMON STOCK (Cost $43,966,598)                               $53,959,540
                                                                    ===========

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   -----------
REPURCHASE AGREEMENT - 2.7%
United Missouri Bank, 4.86%, dated 6/29/07, matures
   7/02/07; repurchase amount $1,459,591
   (Collateralized by FHLB, 5.00%, 9/12/08 with a
   value of $1,491,758)                                $1,459,000   $ 1,459,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $1,459,000)                        $ 1,459,000
                                                                    -----------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - SMALL CAP
   GROWTH SERIES)                                                   $55,418,540
   (COST $45,425,598) - 100.6%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                         (312.589)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $55,105,951
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $45,656,945.

*    - Non-income producing security

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2007, were as follows:

                                  GROSS           GROSS       NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
                              APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                              ------------   --------------   --------------
Security Equity Fund:
   Alpha Opportunity Series   $    166,373    $   (316,193)    $   (149,820)
   Equity Series                98,046,066     (12,307,966)      85,738,100
   Global Series                57,860,466      (1,834,339)      56,026,127
   Mid Cap Value Series        276,107,130     (45,842,157)     230,264,973
   Select 25 Series              7,980,646      (1,253,238)       6,727,408
   Small Cap Growth Series      10,674,064        (912,469)       9,761,595

2.   OPEN FUTURES CONTRACTS

     Open futures contracts for Alpha Opportunity Series as of June 30, 2007 were as follows:

                                      NUMBER OF   EXPIRATION    CONTRACT       MARKET      UNREALIZED
                           POSITION   CONTRACTS      DATE        AMOUNT        VALUE       GAIN/(LOSS)
                           --------   ---------   ----------   ----------   -----------   ------------
ALPHA OPPORTUNITY SERIES
S&P 500 Index Future         Long         33      09-21-2007   12,678,390   $12,502,050    $(176,340)

3.   OPTIONS WRITTEN

The following options written were outstanding for Mid Cap Value Series at June 30, 2007:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS      VALUE
------------                         ----------   --------   ---------   ----------
Allete, Inc.                          7/21/2007    $50.00         705    $    3,525
Playtex Products, Inc.               10/20/2007     15.00       3,800       399,000
Quanta Services, Inc.                 8/18/2007     30.00       1,750       341,250

Shaw Group, Inc.                     10/20/2007     35.00       1,767     2,120,400
USEC, Inc.                            7/21/2007     15.00       3,323     2,259,640
                                     10/20/2007     22.50       2,505       588,675
Williams Companies, Inc.              8/18/2007     30.00       1,840       460,000
                                      8/18/2007     32.50       1,700       178,500
                                                               ------    ----------
Total call options outstanding
   (premiums received, $2,890,837)                             17,390    $6,350,990
                                                               ======    ==========

4.   RESTRICTED SECURITIES

     As of June 30, 2007, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                     NUMBER    PRICE PER     MARKET                     % OF      ACQUISITION
                                   OF SHARES     SHARE        VALUE        COST      NET ASSETS      DATES
                                   ---------   ---------   ----------   ----------   ----------   -----------
MID CAP VALUE
ThermoEnergy Corporation PIPE      1,745,000    $  0.70    $1,221,500   $1,646,500      0.1%        07-14-05
ThermoEnergy Corporation Warrant   1,745,000     0.2011       350,919      447,500      0.0%        07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.   ILLIQUID SECURITIES

     As of June 30, 2007, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                          MARKET                      % OF
                          VALUE          COST      NET ASSETS
                       -----------   -----------   ----------
Mid Cap Value Series   $28,286,563   $29,131,469      2.8%

6.   AFFILIATED ISSUERS

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of June 30, 2007 amounted to $32,125,009 which represents 3.1% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended June 30, 2007 in which the portfolio company is an "affiliated person" are as follows:

                                                      NORTH
                                                      POINTE                                 THERMOENERGY   THERMOENERGY
                         HYDROGEN       MERIX        HOLDINGS       OPTEUM,      QUIXOTE      CORPORATION    CORPORATION
                       CORPORATION   CORPORATION   CORPORATION       INC.      CORPORATION       PIPE          WARRANT
                       -----------   -----------   -----------   -----------   -----------   ------------   ------------
SEPTEMBER 30, 2006
Balance
   Shares                  732,850     1,476,000       470,000     1,474,400       239,650     1,745,000      1,745,000
   Cost                 $3,536,282   $15,588,034    $5,861,235   $16,310,457    $4,601,122    $1,646,500     $  447,500
Gross Additions
   Shares                  107,450            --        55,000            --       239,450            --             --
   Cost                 $  518,082   $        --    $  547,750   $        --    $4,716,905    $       --     $       --
Gross Reductions
   Shares                       --      (410,100)           --            --            --            --             --
   Cost                 $       --   $(4,150,197)   $       --   $        --    $       --            --     $       --
JUNE 30, 2007
Balance
   Shares                  840,300     1,065,900       525,000     1,474,400       479,100     1,745,000      1,745,000
   Cost                 $4,054,364   $11,437,837    $6,408,985   $16,310,457    $9,318,027    $1,646,500     $  447,500
Realized Gain/(Loss)    $       --   $        --    $       --   $        --    $       --    $       --     $       --
Investment Income       $       --   $        --    $       --   $   147,440    $  136,563    $       --     $       --

* As a result of Mid Cap Value Series' beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

7.  SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY EQUITY FUND


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: August 29, 2007


                                        By: /s/ Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 29, 2007